COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) $ in Millions, $ in Millions	3 Months Ended				6 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Oct. 31, 2020 CAD ($)
Disclosure of contingent liabilities [line items]
Agreements renewable and extended period maximum					2089
Investment in equity-accounted investments			$ 3	$ 4	$ 15	$ 4
TransAlta
Disclosure of contingent liabilities [line items]
Increase in ownership percentage			9.00%		9.00%
Tranche 2 | TransAlta
Disclosure of contingent liabilities [line items]
Capital commitments							$ 400
210 MW Solar Development Portfolio, Brazil
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments		$ 37
Ownership interest		25.00%
1,200 MW Solar Development Portfolio, Brazil
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments	$ 50
Ownership interest	25.00%